MAINSTAY FUNDS TRUST

MainStay Growth Allocation Fund
(the “Fund”)

Supplement dated April 28, 2022 (“Supplement”) to Summary Prospectus:

Prospectus and Statement of Additional Information,

each dated February 28, 2022, as supplemented and amended

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and Statement of Additional Information.

Effective immediately, Class R1 shares for the Fund are closed to all new purchases, and all references to Class R1 for the Fund are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MSGA16-04/22